Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income:
Loans, including fees	$ 61,465	$ 67,390	$ 70,531
Securities:
Taxable	4,888	3,649	2,712
Exempt from federal income tax	1,118	1,138	1,306
Short term investments	173	205	137
Total Interest Income	67,644	72,382	74,686
Interest Expense:
Deposits	10,891	15,733	18,841
FHLB Advances and notes payable	801	3,564	5,350
Subordinated debentures	1,197	1,497	1,612
Other	83	96	136
Total Interest Expense	12,972	20,890	25,939
Net Interest Income	54,672	51,492	48,747
Provision for loan losses	13,337	13,344	14,671
Net Interest Income after Provision for Loan Losses	41,335	38,148	34,076
Non-Interest Income:
Service charges on deposit accounts	4,492	4,576	4,509
Gain on sale of mortgage loans	3,683	5,907	7,551
Mortgage servicing, net of amortization	89	(96)	(471)
Gain/(loss) on trading account securities	(11)	3	(213)
Gain/(loss) on securities transactions	(37)	4	1,534
Courier and cash delivery services	0	174	751
Title insurance fees	0	0	626
Other	1,459	1,261	1,122
Total Non-Interest Income	9,675	11,829	15,409
Non-Interest Expense:
Salaries and employee benefits	21,263	20,889	22,291
Occupancy and equipment	5,311	5,555	6,248
FDIC Insurance Premium	1,560	2,098	2,430
Amortization of intangibles	698	796	934
Outside professional services	1,202	1,144	934
Advertising and promotions	1,425	1,684	1,588
OREO expense and valuation write downs	3,153	3,513	2,391
Other	8,941	9,023	8,934
Total Non-Interest Expense	43,553	44,702	45,750
Income or loss before Federal Income Taxes	7,457	5,275	3,735
Federal Income Taxes	1,834	1,512	1,044
NET INCOME	5,623	3,763	2,691
Preferred Stock Dividends and Accretion of Discount on Preferred Stock	1,679	1,679	1,540
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	3,944	2,084	1,151
COMPREHENSIVE INCOME
Net Income	5,623	3,763	2,691
Change in unrealized gain on securities, net of tax and reclassification effects	2,750	(452)	(288)
TOTAL COMPREHENSIVE INCOME	$ 8,373	$ 3,311	$ 2,403
Basic earnings per common share (in Dollars per share)	$ 0.50	$ 0.27	$ 0.15
Diluted earnings per common share (in Dollars per share)	$ 0.50	$ 0.27	$ 0.15